Leases - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Effective interest rate for lease liabilities	9.62%	10.08%	10.40%
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	5 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	35 years
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	12 months